Employee benefits (Details Narrative) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Payment relating to the PPP provisioned		$ 85		$ 507
Provision relating to PPP		553
Payment relating to the PRL provisioned		132		129
Temination benefits		$ 11,688		11,418
Description of installments		As of December 31, 2022, from the balance of US$ 192, US$ 22 refers to the second installment of 426 retired employees and US$ 170 refers to 1,651 employees enrolled in voluntary severance programs with expected termination by September 2025.
Net defined benefit liability (asset) at beginning of period		$ 20,447		27,217
Exchange Rate Cross Currency Swap [Member]		2,397		3,035
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		2,268		1,992
Increase in net defined benefit liability (asset) resulting from current service cost		129		199
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost				844
Disclosure Of Foreign Currency Exchange Exposure [line items]		1,446		(5,786)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement		1,872		(546)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		(15)		91
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(411)		(5,331)
Others				(4,019)
Benefits Paid Fair Value Of Plan Assets		(1,923)		(1,645)
Contributions Paid By Participants		29		33
Transfer And Contribution For PP				(711)
Cumulative Translation Adjustments		1,417		(1,696)
Net defined benefit liability (asset) at end of period		23,805		20,447
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Investment portfolio		2		243
Debentures [Member]
IfrsStatementLineItems [Line Items]
Investment portfolio		$ 1		1
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Percentage of net income distributed to shareholders		6.25%
Percentage of dividend distributed to shareholders		25.00%
Profit sharing [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Adjustment to profit sharing distribution		0.05
Line of credit facility amount withdrawn
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period		$ 11,481	[1]	15,847	[2]
Exchange Rate Cross Currency Swap [Member]		1,277	[3]	1,178	[2]
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		1,267	[3]	1,166	[2]
Increase in net defined benefit liability (asset) resulting from current service cost		10	[3]	13	[2]
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[2]			(1)
Disclosure Of Foreign Currency Exchange Exposure [line items]		281	[3]	(2,969)	[2]
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement		1,367	[3]	(313)	[2]
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(1,086)	[3]	(2,656)	[2]
Others	[2]			(2,575)
Benefits Paid Fair Value Of Plan Assets		(1,088)	[3]	(952)	[2]
Contributions Paid By Participants		23	[3]	26	[2]
Transfer And Contribution For PP	[2]			(680)
Cumulative Translation Adjustments		797	[3]	(969)	[2]
Net defined benefit liability (asset) at end of period		12,771	[3],[4]	11,481	[1]
Petroleo Brasileiro S-A [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period		3,485	[1]	4,811	[2]
Exchange Rate Cross Currency Swap [Member]		382	[3]	355	[2]
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		381	[3]	354	[2]
Increase in net defined benefit liability (asset) resulting from current service cost		1	[3]	1	[2]
Disclosure Of Foreign Currency Exchange Exposure [line items]		380	[3]	(1,041)	[2]
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement		687	[3]	(301)	[2]
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	[3]	4
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(311)	[3]	(740)	[2]
Others	[2]			(640)
Benefits Paid Fair Value Of Plan Assets		(379)	[3]	(319)	[2]
Contributions Paid By Participants		6	[3]	7	[2]
Transfer And Contribution For PP	[2]			(31)
Cumulative Translation Adjustments		245	[3]	(297)	[2]
Net defined benefit liability (asset) at end of period		4,119	[3],[4]	3,485	[1]
Pension Plans Petros Two [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period		987		1,177
Exchange Rate Cross Currency Swap [Member]		129		122
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		116		85
Increase in net defined benefit liability (asset) resulting from current service cost		13		37
Disclosure Of Foreign Currency Exchange Exposure [line items]		(6)		(168)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement		95		315
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		6		(5)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(107)		(478)
Others				(144)
Benefits Paid Fair Value Of Plan Assets		(72)		(65)
Cumulative Translation Adjustments		63		(79)
Net defined benefit liability (asset) at end of period		1,102		987
Collaboration arrangements [domain]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period		4,485		5,356
Exchange Rate Cross Currency Swap [Member]		609		1,388
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		504		385
Increase in net defined benefit liability (asset) resulting from current service cost		105		158
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost				845
Disclosure Of Foreign Currency Exchange Exposure [line items]		791		(1,601)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement		(277)		(239)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		(25)		96
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		1,093		(1,458)
Others				(658)
Benefits Paid Fair Value Of Plan Assets		(384)		(309)
Cumulative Translation Adjustments		312		(349)
Net defined benefit liability (asset) at end of period		5,813		4,485
Other plans [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period		9		26
Exchange Rate Cross Currency Swap [Member]				(8)
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)				2
Increase in net defined benefit liability (asset) resulting from current service cost				(10)
Disclosure Of Foreign Currency Exchange Exposure [line items]				(7)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement				(8)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions				1
Others		2		(2)
Cumulative Translation Adjustments				(2)
Net defined benefit liability (asset) at end of period				$ 9
P P 1 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans		2,130
P P 2 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans		197
P P 3 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans		$ 2

[1]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[2]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[3]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[4]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.